Consolidated Statement of Cash Flow - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
OPERATING ACTIVITIES
Earnings from continuing operations	$ 297	$ 844	$ 722	$ 1,308
Adjustments for:
Depreciation	28	29	55	57
Amortization of computer software	178	154	352	307
Amortization of other identifiable intangible assets	24	23	49	48
Share of post-tax losses (earnings) in equity method investments	4	(61)	10	(53)
Deferred tax	(1)	(545)	18	(695)
Other	105	73	169	121
Changes in working capital and other items	107	189	(186)	46
Operating cash flows from continuing operations	742	706	1,189	1,139
Operating cash flows from discontinued operations	4	(1)	2	(2)
Net cash provided by operating activities	746	705	1,191	1,137
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	(24)	(19)	(630)	(467)
Proceeds (payments) related to disposals of businesses and investments	5		5	(4)
Proceeds from sales of LSEG shares		610		1,854
Capital expenditures	(163)	(152)	(314)	(297)
Other investing activities		6	1	6
Taxes paid on sales of LSEG shares and disposals of businesses		(121)		(137)
Net cash (used in) provided by investing activities	(182)	324	(938)	955
FINANCING ACTIVITIES
Repayments of debt	(999)		(999)	(48)
Net repayments under short-term loan facilities		(703)		(139)
Payments of lease principal	(16)	(16)	(33)	(31)
Repurchases of common shares		(287)		(639)
Purchase of non-controlling interests		(4)		(384)
Other financing activities	1	2	(10)	1
Net cash used in financing activities	(1,275)	(1,245)	(1,563)	(1,715)
Translation adjustments	4	(3)	6	(5)
(Decrease) increase in cash and cash equivalents	(707)	(219)	(1,304)	372
Cash and cash equivalents at beginning of period	1,371	1,889	1,968	1,298
Cash and cash equivalents at end of period	664	1,670	664	1,670
Supplemental cash flow information is provided in note 16.
Interest paid, net of debt-related hedges	(54)	(59)	(72)	(84)
Interest received	13	17	32	30
Income taxes paid	(42)	(170)	(150)	(283)
Preference shares [member]
FINANCING ACTIVITIES
Dividends paid	(1)	(2)	(2)	(3)
Common shares [member]
FINANCING ACTIVITIES
Dividends paid	$ (260)	$ (235)	$ (519)	$ (472)